Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2020	Apr. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Description of evaluating factors in relation to available for sale securities	if the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Percentage of other-than-temporary fair value of security	20.00%
Operating lease right-of-use assets	¥ 359,510		¥ 316,923
Lease liabilities for operating leases	¥ 383,778		341,251
Deferred rent for leases			¥ 24,328
Subsequent event | Accounting Standards Update 2019 02 [Member] | Pictures [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of broadcasting rights to fim costs		¥ 24,100
Subsequent event | Accounting Standards Update 2019 02 [Member] | Music [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclasificaiton of animation Film Production Costs to film costs		¥ 7,400
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Minimum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Minimum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Minimum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	50 years
Maximum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	10 years
Maximum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Maximum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	44 years